Business Developments (Narrative) (Detail) ¥ / shares in Units, Rp / shares in Units, ¥ in Millions, Rp in Billions									6 Months Ended
		Aug. 03, 2018 JPY (¥) ¥ / shares		Aug. 03, 2018 IDR (Rp)	Dec. 29, 2017 JPY (¥) ¥ / shares		Dec. 29, 2017 IDR (Rp)	Oct. 02, 2017 JPY (¥)	Sep. 30, 2018 JPY (¥) Offices	Sep. 30, 2017 JPY (¥)	Aug. 03, 2018 Rp / shares	Mar. 31, 2018 JPY (¥)	Dec. 29, 2017 Rp / shares	Dec. 26, 2017	May 15, 2017 JPY (¥)
Business Developments [Line Items]
Liability recognized in Other liabilities									¥ 7,718,464			¥ 7,407,413
Settlement of Other Liabilities	[1]									¥ (50,000)
Reduction in Noncontrolling interests									(663,506)			(675,633)
Reduction in Capital surplus									(5,685,427)			(5,740,165)
Increase in Accumulated other comprehensive income, net of taxes									¥ (272,240)	¥ 2,514,742		¥ 2,477,315
Mitsubishi UFJ NICOS becomes a Wholly-Owned Subsidiary of MUFG [Member]
Business Developments [Line Items]
Ownership acquired, in percentage								15.02%
Business acquisition in cash								¥ 50,000
Liability recognized in Other liabilities															¥ 50,000
Settlement of Other Liabilities								¥ 50,000
Reduction in Noncontrolling interests															15,390
Reduction in Capital surplus															34,751
Increase in Accumulated other comprehensive income, net of taxes															¥ 141
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Number of offices in Indonesia | Offices									1,800
Description of strategic investment									Will be executed through three steps (the “Proposed Transaction”), and the completion of the Proposed Transaction will result in MUFG Bank becoming the largest shareholder in Danamon and Danamon becoming a consolidated subsidiary of MUFG Bank.
Additional equity interests acquired, in percentage		20.10%		20.10%
Equity interest after acquisition, in aggregated percentage		40.00%		40.00%	19.90%		19.90%
Price per share paid | (per share)		¥ 69	[2]		¥ 70	[3]					Rp 8,921		Rp 8,323
Investment amount paid		¥ 132,300	[2]	Rp 17,187.0	¥ 133,000	[3]	Rp 15,875.0
Description of Calculation basis		A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of June 30, 2018 with certain adjustments applied.		A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of June 30, 2018 with certain adjustments applied.	A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of September 30, 2017 with certain adjustments applied.		A price book-value ratio of 2.0 calculated on the basis of Danamon's net assets as of September 30, 2017 with certain adjustments applied.
Price book-value ratio		2.0			2.0						2.0		2.0
Exchange rate of IDR		0.0077			0.0084						0.0077		0.0084
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member] | Minimum [Member]
Business Developments [Line Items]
Final equity interest expected upon the completion of proposed transactions														73.80%

[1]	The MUFG Group early adopted new guidance on restricted cash retrospectively in the second half of the fiscal year ended March 31, 2018, and amounts for the six months ended September 30, 2017 were revised. See Note 1 Accounting Changes for further information. In addition, the reclassification of certain items on the condensed balance sheets resulted in reclassification of the condensed consolidated statements of cash flows for the six months ended September 30, 2017. See Note 1 Reclassifications for further information.
[2]	Calculated based on the exchange rate of IDR1 = ¥0.0077
[3]	Calculated based on the exchange rate of IDR1 = ¥0.0084